Contingencies Contingencies (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2013
Contingent receivable on previous sale
Loss Contingencies [Line Items]
Contingent additional proceeds on disposal	CAD 92,500	CAD 92,500